Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.7%
Agriculture - 0.9%
Darling Ingredients, Inc. (a)	288	$19,892

Auto Manufacturers - 1.1%
Tesla Motors, Inc. (a)	34	23,365

Auto Parts & Equipment - 1.8%
BorgWarner, Inc.	391	19,151
Visteon Corp. (a)	163	18,590
		37,741
Biotechnology - 3.2%
Bio-Rad Laboratories, Inc. - Class A (a)	34	25,143
Halozyme Therapeutics, Inc. (a) (b)	483	19,962
Illumina, Inc. (a)	46	22,805
		67,910
Building Materials - 1.0%
Johnson Controls International PLC	309	22,069

Chemicals - 7.5%
Ashland Global Holdings, Inc.	223	18,971
Celanese Corp. - Class A (b)	129	20,094
FMC Corp.	173	18,502
Ingevity Corp. (a)	247	20,980
International Flavors & Fragrances, Inc.	140	21,090
Linde PLC	71	21,825
Sensient Technologies Corp.	233	20,313
The Chemours Co.	553	18,387
		160,162
Commercial Services - 1.9%
PayPal Holdings, Inc. (a)	76	20,940
The Brink's Co.	270	20,779
		41,719
Computers - 5.1%
Accenture PLC - Class A	73	23,191
Fortinet, Inc. (a)	90	24,502
Genpact Ltd. (b)	451	22,464
Hewlett Packard Enterprise Co.	1,302	18,879
Lumentum Holdings, Inc. (a) (b)	256	21,501
		110,537
Cosmetics/Personal Care - 1.1%
The Estee Lauder Cos., Inc.	69	23,034

Distribution/Wholesale - 1.0%
LKQ Corp. (a)	418	21,214

Electric - 0.9%
The AES Corp.	799	18,936

Electrical Components & Equipment - 3.0%
AMETEK, Inc.	152	21,136
Littelfuse, Inc.	79	21,013
Universal Display Corp.	93	21,807
		63,956
Electronics - 8.1%
Agilent Technologies, Inc.	144	22,065
Allegion PLC	149	20,353
Garmin Ltd.	143	22,480
Jabil, Inc.	357	21,256
Keysight Technologies, Inc. (a)	140	23,037
Mettler-Toledo International, Inc. (a) (b)	16	23,579
Trimble, Inc. (a)	263	22,487
Vishay Intertechnology, Inc.	891	19,718
		174,975
Healthcare-Products - 10.6%
Abbott Laboratories	188	22,744
Align Technology, Inc. (a)	34	23,657
Baxter International, Inc.	239	18,487
LivaNova PLC (a)	253	21,834
PerkinElmer, Inc.	141	25,694
Repligen Corp. (a)	108	26,536
STAAR Surgical Co. (a) (b)	141	18,037
The Cooper Cos., Inc.	53	22,354
Thermo Fisher Scientific, Inc.	45	24,300
West Pharmaceutical Services, Inc.	60	24,704
		228,347
Healthcare-Services - 1.0%
IQVIA Holdings, Inc. (a)	85	21,054

Household Products/Wares - 0.9%
Avery Dennison Corp.	94	19,804

Internet - 3.2%
Alphabet, Inc. - Class A (a)	9	24,251
Facebook, Inc. - Class A (a)	62	22,090
Netflix, Inc. (a)	42	21,738
		68,079
Machinery-Construction & Mining - 0.9%
Oshkosh Corp.	160	19,128

Machinery-Diversified - 5.0%
AGCO Corp.	158	20,874
Cognex Corp.	259	23,416
Ingersoll Rand, Inc. (a)	431	21,063
Nordson Corp.	93	21,030
Westinghouse Air Brake Technologies Corp.	254	21,557
		107,940
Media - 0.9%
News Corp. - Class A	771	18,990

Mining - 2.7%
Freeport-McMoRan, Inc.	506	19,279
Newmont Goldcorp Corp.	294	18,469
Royal Gold, Inc.	168	20,415
		58,163
Miscellaneous Manufacturing - 4.1%
Donaldson Co., Inc.	334	22,108
ITT, Inc.	222	21,736
Parker-Hannifin Corp.	68	21,218
Trane Technologies PLC	112	22,804
		87,866
Office/Business Equipment - 1.1%
Zebra Technologies Corp. (a)	41	22,652

Oil & Gas - 1.7%
APA Corp.	914	17,137
Chevron Corp.	192	19,548
		36,685
Oil & Gas Services - 0.8%
Halliburton Co.	861	17,805

Packaging & Containers - 0.9%
AptarGroup, Inc.	143	18,436

Retail - 1.1%
Domino's Pizza, Inc.	46	24,173

Semiconductors - 17.9%
Advanced Micro Devices, Inc. (a)	254	26,972
Amkor Technology, Inc.	877	21,609
Analog Devices, Inc. (b)	123	20,593
Applied Materials, Inc.	151	21,129
Broadcom, Inc.	44	21,358
Brooks Automation, Inc.	197	17,535
Cirrus Logic, Inc. (a)	260	21,473
CMC Materials, Inc.	135	19,526
KLA Corp.	65	22,630
Lam Research Corp. (b)	32	20,397
Lattice Semiconductor Corp. (a)	382	21,679
Microchip Technology, Inc.	134	19,178
MKS Instruments, Inc. (b)	116	18,147
Monolithic Power Systems, Inc.	60	26,956
NVIDIA Corp.	116	22,619
NXP Semiconductors NV (b)	103	21,258
Qorvo, Inc. (a)	113	21,424
Teradyne, Inc.	162	20,574
		385,057
Software - 8.3%
Activision Blizzard, Inc.	211	17,644
Autodesk, Inc. (a)	75	24,085
Cadence Design System, Inc. (a)	160	23,624
Fair Isaac Corp. (a)	41	21,480
Microsoft Corp.	80	22,793
MSCI, Inc.	41	24,434
PTC, Inc. (a)	153	20,724
Synopsys, Inc. (a)	79	22,751
		177,535
Telecommunications - 1.0%
Arista Networks, Inc. (a)	57	21,682

Toys/Games/Hobbies - 1.0%
Hasbro, Inc.	212	21,081
TOTAL COMMON STOCKS (Cost $2,020,642)		2,139,987
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$6,135	6,135
TOTAL SHORT-TERM INVESTMENTS (Cost $6,135)		6,135

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	196,612	196,612
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $196,612)		196,612

Total Investments (Cost $2,223,389) - 109.2%		2,342,734
Liabilities in Excess of Other Assets - (9.2)%		(196,856)
TOTAL NET ASSETS - 100.0%		$2,145,878

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $193,157 or 9.0% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,139,987	$ -	$ -	$ -	$ 2,139,987
Short-Term Investments	6,135	-	-	-	6,135
Investments Purchased with Proceeds from Securities Lending	-	-	-	196,612	196,612
Total Investments in Securities	$ 2,146,122	$ -	$ -	$ 196,612	$ 2,342,734
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.